INTEREST EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTEREST EXPENSES [Abstract]
Interest Expenses, net of capitalized interest	$ 29,889	$ 29,040	$ 23,455
Amortization of Deferred Financing Costs	850	1,458	3,600
Total Interest Expenses	30,739	30,498	27,055
Interest expenses, capitalized interest	$ 0	$ 0	$ 800